Aug. 20, 2021
PACE® Global Real Estate Securities Investments
PACE® Global Real Estate Securities Investments

PACE® Select Advisors Trust

August 20, 2021

Supplement to the prospectuses relating to Class A and Class Y shares, Class P shares and Class P2 shares (collectively, the "Prospectuses") and the statements of additional information relating to Class A, Y and P shares and Class P2 shares (collectively, the "SAIs"), each dated November 27, 2020 (as revised June 11, 2021) or June 11, 2021 (as applicable), as supplemented.

Includes:

•  PACE® Global Real Estate Securities Investments

Dear Investor,

The purpose of this supplement is to update certain information regarding the investment subadvisory arrangements for PACE Global Real Estate Securities Investments (the "fund"), a series of PACE Select Advisors Trust ("Trust"). At the recommendation of UBS Asset Management (Americas) Inc., the fund's manager, the Trust's Board of Trustees has terminated Brookfield Public Securities Group LLC as subadvisor to the fund, effective as of the close of business on August 18, 2021.

Effective immediately, the Prospectuses and SAIs are hereby revised as follows:

All references to "Brookfield Public Securities Group LLC" or "Brookfield" as a subadvisor to PACE Global Real Estate Securities Investments in the Prospectuses and SAIs are hereby deleted.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.